SCHEDULE OF ASSETS AND LIABILITIES NON RECURRING BASIS (Details) - Fair Value, Nonrecurring [Member] - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Total
Fair Value, Inputs, Level 1 [Member] | Individually Evaluated Loans [Member]
Financial assets:
Total
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Total
Fair Value, Inputs, Level 2 [Member] | Individually Evaluated Loans [Member]
Financial assets:
Total
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Total	458
Fair Value, Inputs, Level 3 [Member] | Individually Evaluated Loans [Member]
Financial assets:
Total	$ 458